Property, Plant and Equipment:	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
December 31, 2019
Machinery and equipment	$5,609,567	$-	$5,609,567
Furniture and office equipment	479,579	(360,224)	119,355
Transportation equipment	491,025	(132,827)	358,198
Leasehold improvements	51,658	(18,056)	33,602
Mineral property	350,000	-	350,000
	$6,981,829	$(511,107)	$6,470,722

		Accumulated
	Cost	Depreciation	Net
December 31, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	469,569	(333,828)	135,741
Transportation equipment	491,025	(34,622)	456,403
Leasehold improvements	51,658	(11,063)	40,595
Mineral property	350,000	-	350,000
	$13,039,786	$(379,513)	$12,660,273

Machinery and equipment consist of infrastructure and milling equipment originally intended for use on the Brisas Project. We evaluate our equipment to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. We regularly obtain comparable market data for similar equipment as evidence that fair value less cost to sell is in excess of the carrying amount. In 2019, we wrote down certain machinery and equipment based on review of the price range of similar assets that were available for sale. We recorded impairment write-downs of property, plant and equipment of $6.1 million and $14,000 during the years ended December 31, 2019 and 2018, respectively.